                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Brandywine Managers, LLC
Address: 7234 Lancaster Pike
         Hockessin, DE  19707

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard E. Carlson
Title:   Secretary & Treasurer
Phone:   (302) 234-5750

Signature, Place, and Date of Signing:

         /s/  Richard E. Carlson  Hockessin, DE        2/14/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)



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[ X ]    13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

         28-                    ABANCO Investments, Ltd.
         28-4558                Parametric Portfolio Assoc.
         28-3420                Ashford Capital Management, Inc.





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     15

Form 13F Information Table Value Total:     832
                                            [in thousands]


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                       September 30, 2000

COLUMN 1                 COLUMN2     COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8

                         TITLE                    VALUE               SH/ PUT    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP        (X1000)    SHARES   PRN CALL   DISCRETION    MGRS      SOLE    SHARED    NONE
--------------           --------    -----        -------    ------   --------   ----------    -----     ----------------------

Ambase Corp. common    Common       023164106           11    17,943  SH         OTHER                       17,943
Ascent
  Assurance common     Common       04362N103           15    14,733  SH         OTHER                       14,733
Clean Harbors common   Common       184496107           31    17,500  SH         OTHER                       17,500
American Bank
  Note common          Common       243771030           15    11,600  SH         OTHER                       11,600
Arch Wireless common   Common       393921050            8    12,000  SH         OTHER                       12,000
Harvard
  Industries common    Common       417434503           71    21,790  SH         OTHER                       21,790
JPS Textile
  Group, Inc. common   Common       46624E405           82    17,275  SH         OTHER                       17,275
Meritor Savings
  Bank common          Common       590007100           28    16,491  SH         OTHER                       16,491
Musicland
  Stores common        Common       62758B109          127    10,250  SH         OTHER                       10,250
Security Assoc. -
  International        Common       813764305           33    40,000  SH         SOLE                        40,000
Stone & Webster
  common               Common       861572105           16    13,000  SH         OTHER                       13,000
TFC Enterprises,
  Inc. common          Common       882895105           36    37,970  SH         OTHER                       37,970
Titanium
  Metals common        Common       888339108           45     6,600  SH         OTHER                        6,600
TransTexas
  Gas preferred        Common       893895409          116   289,115  SH         OTHER                      289,115
OMI Corp common        Common       Y6476W104          198    30,700  SH         OTHER                       30,700
                                                       ---   --------                                       -------
                                                       832    556,967                                       556,967
                                                       ===   ========                                       =======











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